Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	4 Months Ended	5 Months Ended		7 Months Ended	10 Months Ended	11 Months Ended		17 Months Ended		23 Months Ended
	Oct. 21, 2025 [4]	Sep. 27, 2024 [3]	Sep. 18, 2024		Nov. 30, 2025	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2025	May 31, 2026	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2025	Feb. 28, 2026	Feb. 28, 2026	Aug. 31, 2026	Aug. 31, 2026
T-REX 2X LONG MSTR DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value			$ 10,000	[1]			$ 19,806				$ 21,054			$ 1,945	$ 1,320
T-REX 2X INVERSE MSTR DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value			10,000	[2]			513				103			262	97
T-REX 2X LONG NFLX DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value		$ 10,000						$ 17,308				$ 23,329	$ 13,018			$ 8,130
T-REX 2X LONG SBET DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 4,699	$ 1,516			$ 1,039	$ 1,748
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	[1]	$ 10,182	$ 10,258	$ 10,628	$ 10,421	$ 11,336	$ 11,527	$ 11,606	$ 11,381	$ 12,192	$ 12,433	$ 13,972	$ 13,700

[1]	Inception
[2]	Inception
[3]	Inception
[4]	Inception